[LETTERHEAD OF PAUL HASTINGS LLP]

(212) 318-6097

billbelitsky@paulhastings.com

December 20, 2016	91322.00016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley Global Investment Solutions — Global Best Business Models, Series 1

Ladies and Gentlemen:

On behalf of Morgan Stanley Smith Barney LLC, Depositor of the Morgan Stanley Global Investment Solutions — Global Best Business Models, Series 1 (the “Trust”), transmitted herewith is a copy of the Registration Statement on Form S-6 for filing under the Securities Act of 1933.

This Trust is a unit investment trust with a single portfolio of securities selected by the Depositor consisting of shares of common stocks of domestic and foreign issuers. The structure and operation of the Trust will be substantially similar to the underlying portfolio comprising the Morgan Stanley Global Investment Solutions — M.A.D.E. Portfolio, 2016, which was sponsored by the Depositor and was filed and declared effective on September 29, 2016 (Registration No. 333-213215).

Pursuant to the procedures described in Securities Act Release 33-6510, it would be greatly appreciated if the staff could review the enclosed material as soon as possible and provide comments in 30 days, with a view towards declaring the Trust effective in late January of 2017.

Please telephone the undersigned at (212) 318-6097, or Gary Rawitz at (212) 318-6877 with any questions you may have or for any further information you may desire.

Sincerely,

/s/ Bill Belitsky
for PAUL HASTINGS LLP

Enclosures
cc: Scott Richardson